Distribution Date:	09/17/21	CSAIL 2016-C5 Commercial Mortgage Trust
Determination Date:	09/13/21
Next Distribution Date:	10/18/21
Record Date:	08/31/21	Commercial Mortgage Pass-Through Certificates
Series 2016-C5

Table of Contents
Section	Pages	Role	Party and Contact Information	Contacts
Certificate Distribution Detail	2	Depositor	Credit Suisse Commercial Mortgage Securities Corp.
Certificate Factor Detail	3		General Information Number	(212) 325-2000
Certificate Interest Reconciliation Detail	4		11 Madison Avenue,4th Floor | New York, NY 10010
		Master Servicer	KeyBank National Association
Additional Information	5
			Andy Lindenman	(913) 317-4372
Bond / Collateral Reconciliation - Cash Flows	6
			11501 Outlook Street,Suite 300 | Overland Park, KS 66211
Bond / Collateral Reconciliation - Balances	7	Special Servicer	Rialto Capital Advisors, LLC
Current Mortgage Loan and Property Stratification	8-12		General	(305) 229-6465
Mortgage Loan Detail (Part 1)	13-14		200 S. Biscayne Blvd.,Suite 3550 | Miami, FL 33131
Mortgage Loan Detail (Part 2)	15-16	Operating Advisor & Asset	Pentalpha Surveillance LLC
		Representations Reviewer
Principal Prepayment Detail	17
			Don Simon	(203) 660-6100
Historical Detail	18		PO Box 4839, | Greenwich, CT 06831
Delinquency Loan Detail	19	Certificate Administrator	Wells Fargo Bank, N.A.
Collateral Stratification and Historical Detail	20		Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Specially Serviced Loan Detail - Part 1	21				trustadministrationgroup@wellsfargo.com
			9062 Old Annapolis Road, | Columbia, MD 21045
Specially Serviced Loan Detail - Part 2	22
Modified Loan Detail	23
Historical Liquidated Loan Detail	24
Historical Bond / Collateral Loss Reconciliation Detail	25
Interest Shortfall Detail - Collateral Level	26
Supplemental Notes	27

This report is compiled by Wells Fargo Bank, N.A. from information provided by third parties. Wells Fargo Bank, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
A-1	12636LAU4	1.746600%	28,557,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	12636LAV2	2.879300%	121,570,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	12636LAW0	3.656100%	19,780,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	12636LAX8	3.488700%	170,000,000.00	109,323,651.48	12,876,815.48	317,831.19	0.00	0.00	13,194,646.67	96,446,836.00	41.05%	30.00%
A-5	12636LAY6	3.756700%	267,448,000.00	267,448,000.00	0.00	837,268.25	0.00	0.00	837,268.25	267,448,000.00	41.05%	30.00%
A-SB	12636LAZ3	3.532500%	48,139,000.00	40,237,258.49	771,923.72	118,448.43	0.00	0.00	890,372.15	39,465,334.77	41.05%	30.00%
A-S	12636LBC3	4.010100%	67,891,000.00	67,891,000.00	0.00	226,874.75	0.00	0.00	226,874.75	67,891,000.00	31.13%	22.75%
B	12636LBD1	4.463000%	51,503,000.00	51,503,000.00	0.00	191,548.24	0.00	0.00	191,548.24	51,503,000.00	23.60%	17.25%
C	12636LBE9	4.802208%	42,139,000.00	42,139,000.00	0.00	168,633.52	0.00	0.00	168,633.52	42,139,000.00	17.45%	12.75%
D	12636LAG5	3.802208%	46,821,000.00	46,821,000.00	0.00	148,352.63	0.00	0.00	148,352.63	46,821,000.00	10.60%	7.75%
E	12636LAL4	3.005000%	23,410,000.00	23,410,000.00	0.00	58,622.54	0.00	0.00	58,622.54	23,410,000.00	7.18%	5.25%
F	12636LAN0	3.005000%	9,365,000.00	9,365,000.00	0.00	23,451.52	0.00	0.00	23,451.52	9,365,000.00	5.81%	4.25%
NR*	12636LAQ3	3.005000%	39,797,933.00	39,780,488.12	0.00	109,255.49	0.00	0.00	109,255.49	39,780,488.12	0.00%	0.00%
Z	12636LBF6	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	12636LAS9	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			936,420,933.00	697,918,398.09	13,648,739.20	2,200,286.56	0.00	0.00	15,849,025.76	684,269,658.89

Notional Certificates
X-A	12636LBA7	1.089055%	723,385,000.00	484,899,909.97	0.00	440,069.08	0.00	0.00	440,069.08	471,251,170.77
X-B	12636LBB5	0.339208%	51,503,000.00	51,503,000.00	0.00	14,558.51	0.00	0.00	14,558.51	51,503,000.00
X-D	12636LAJ9	1.000000%	46,821,000.00	46,821,000.00	0.00	39,017.50	0.00	0.00	39,017.50	46,821,000.00
X-E	12636LAA8	1.797208%	23,410,000.00	23,410,000.00	0.00	35,060.52	0.00	0.00	35,060.52	23,410,000.00
X-F	12636LAC4	1.797208%	9,365,000.00	9,365,000.00	0.00	14,025.71	0.00	0.00	14,025.71	9,365,000.00
X-NR	12636LAE0	1.797208%	39,797,933.00	39,780,488.12	0.00	59,578.16	0.00	0.00	59,578.16	39,780,488.12
Notional SubTotal			894,281,933.00	655,779,398.09	0.00	602,309.48	0.00	0.00	602,309.48	642,130,658.89

Deal Distribution Total					13,648,739.20	2,802,596.04	0.00	0.00	16,451,335.24

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing

	the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the

	underlying index (if and as applicable), and any other matters provided in the governing documents.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	12636LAU4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	12636LAV2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	12636LAW0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	12636LAX8	643.08030282	75.74597341	1.86959524	0.00000000	0.00000000	0.00000000	0.00000000	77.61556865	567.33432941
A-5	12636LAY6	1,000.00000000	0.00000000	3.13058333	0.00000000	0.00000000	0.00000000	0.00000000	3.13058333	1,000.00000000
A-SB	12636LAZ3	835.85571969	16.03530859	2.46055028	0.00000000	0.00000000	0.00000000	0.00000000	18.49585887	819.82041110
A-S	12636LBC3	1,000.00000000	0.00000000	3.34175001	0.00000000	0.00000000	0.00000000	0.00000000	3.34175001	1,000.00000000
B	12636LBD1	1,000.00000000	0.00000000	3.71916665	0.00000000	0.00000000	0.00000000	0.00000000	3.71916665	1,000.00000000
C	12636LBE9	1,000.00000000	0.00000000	4.00183963	0.00000000	0.00000000	0.00000000	0.00000000	4.00183963	1,000.00000000
D	12636LAG5	1,000.00000000	0.00000000	3.16850623	0.00000000	0.00000000	0.00000000	0.00000000	3.16850623	1,000.00000000
E	12636LAL4	1,000.00000000	0.00000000	2.50416660	0.00000000	0.00000000	0.00000000	0.00000000	2.50416660	1,000.00000000
F	12636LAN0	1,000.00000000	0.00000000	2.50416658	0.00000000	0.00000000	0.00000000	0.00000000	2.50416658	1,000.00000000
NR	12636LAQ3	999.56166367	0.00000000	2.74525539	(0.24218645)	22.51481000	0.00000000	0.00000000	2.74525539	999.56166367
Z	12636LBF6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	12636LAS9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	12636LBA7	670.32065908	0.00000000	0.60834698	0.00000000	0.00000000	0.00000000	0.00000000	0.60834698	651.45278209
X-B	12636LBB5	1,000.00000000	0.00000000	0.28267305	0.00000000	0.00000000	0.00000000	0.00000000	0.28267305	1,000.00000000
X-D	12636LAJ9	1,000.00000000	0.00000000	0.83333333	0.00000000	0.00000000	0.00000000	0.00000000	0.83333333	1,000.00000000
X-E	12636LAA8	1,000.00000000	0.00000000	1.49767279	0.00000000	0.00000000	0.00000000	0.00000000	1.49767279	1,000.00000000
X-F	12636LAC4	1,000.00000000	0.00000000	1.49767325	0.00000000	0.00000000	0.00000000	0.00000000	1.49767325	1,000.00000000
X-NR	12636LAE0	999.56166367	0.00000000	1.49701644	0.00000000	0.00000000	0.00000000	0.00000000	1.49701644	999.56166367

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	08/01/21 - 08/30/21	30	0.00	317,831.19	0.00	317,831.19	0.00	0.00	0.00	317,831.19	0.00
A-5	08/01/21 - 08/30/21	30	0.00	837,268.25	0.00	837,268.25	0.00	0.00	0.00	837,268.25	0.00
A-SB	08/01/21 - 08/30/21	30	0.00	118,448.43	0.00	118,448.43	0.00	0.00	0.00	118,448.43	0.00
X-A	08/01/21 - 08/30/21	30	0.00	440,069.08	0.00	440,069.08	0.00	0.00	0.00	440,069.08	0.00
X-B	08/01/21 - 08/30/21	30	0.00	14,558.51	0.00	14,558.51	0.00	0.00	0.00	14,558.51	0.00
X-D	08/01/21 - 08/30/21	30	0.00	39,017.50	0.00	39,017.50	0.00	0.00	0.00	39,017.50	0.00
X-E	08/01/21 - 08/30/21	30	0.00	35,060.52	0.00	35,060.52	0.00	0.00	0.00	35,060.52	0.00
X-F	08/01/21 - 08/30/21	30	0.00	14,025.71	0.00	14,025.71	0.00	0.00	0.00	14,025.71	0.00
X-NR	08/01/21 - 08/30/21	30	0.00	59,578.16	0.00	59,578.16	0.00	0.00	0.00	59,578.16	0.00
A-S	08/01/21 - 08/30/21	30	0.00	226,874.75	0.00	226,874.75	0.00	0.00	0.00	226,874.75	0.00
B	08/01/21 - 08/30/21	30	0.00	191,548.24	0.00	191,548.24	0.00	0.00	0.00	191,548.24	0.00
C	08/01/21 - 08/30/21	30	0.00	168,633.52	0.00	168,633.52	0.00	0.00	0.00	168,633.52	0.00
D	08/01/21 - 08/30/21	30	0.00	148,352.63	0.00	148,352.63	0.00	0.00	0.00	148,352.63	0.00
E	08/01/21 - 08/30/21	30	0.00	58,622.54	0.00	58,622.54	0.00	0.00	0.00	58,622.54	0.00
F	08/01/21 - 08/30/21	30	0.00	23,451.52	0.00	23,451.52	0.00	0.00	0.00	23,451.52	0.00
NR	08/01/21 - 08/30/21	30	903,419.11	99,616.97	0.00	99,616.97	(9,638.52)	0.00	0.00	109,255.49	896,042.90
Totals			903,419.11	2,792,957.52	0.00	2,792,957.52	(9,638.52)	0.00	0.00	2,802,596.04	896,042.90

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 4 of 27

Additional Information
Total Available Distribution Amount (1)	16,451,335.24
(1) The Available Distribution Amount includes any Prepayment Penalties.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,802,983.35	Master Servicing Fee	4,388.60
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	3,786.21
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	300.49
ARD Interest	0.00	Operating Advisor Fee	1,550.54
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,802,983.35	Total Fees	10,025.84

Principal		Expenses/Reimbursements
Scheduled Principal	776,879.00	Reimbursement for Interest on Advances	2.68
Unscheduled Principal Collections		ASER Amount	27,827.15
Principal Prepayments	12,871,860.20	Special Servicing Fees (Monthly)	(37,713.99)
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	245.64
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	13,648,739.20	Total Expenses/Reimbursements	(9,638.52)

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,802,596.04
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	13,648,739.20
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	16,451,335.24
Total Funds Collected	16,451,722.55	Total Funds Distributed	16,451,722.56

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	697,918,398.09	697,918,398.09	Beginning Certificate Balance	697,918,398.09
(-) Scheduled Principal Collections	776,879.00	776,879.00	(-) Principal Distributions	13,648,739.20
(-) Unscheduled Principal Collections	12,871,860.20	12,871,860.20	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	684,269,658.89	684,269,658.89	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	698,526,346.87	698,526,346.87	Ending Certificate Balance	684,269,658.89
Ending Actual Collateral Balance	684,582,994.04	684,582,994.04

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.80
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential				Page 7 of 27

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	4	31,374,816.24	4.59%	49	4.9280	NAP	Defeased	4	31,374,816.24	4.59%	49	4.9280	NAP
	4,999,999 or less	17	63,412,648.87	9.27%	50	4.8954	1.449763	1.2499 or less	12	127,034,369.67	18.56%	44	4.8017	0.491355
5,000,000 to 9,999,999		10	67,757,986.69	9.90%	49	4.8499	1.233881	1.2500 to 1.4999	17	203,682,396.69	29.77%	49	4.7106	1.368467
10,000,000 to 19,999,999		11	152,749,326.21	22.32%	49	4.7790	1.357949	1.5000 to 1.7499	9	121,160,706.47	17.71%	49	4.7514	1.568979
20,000,000 to 24,999,999		4	80,691,483.41	11.79%	40	4.7984	0.793017	1.7500 to 1.9999	4	128,411,897.35	18.77%	50	4.2877	1.788887
25,000,000 to 49,999,999		3	88,541,093.85	12.94%	49	4.5622	1.852894	2.0000 to 2.2499	3	23,595,849.33	3.45%	49	4.9081	2.039828
	50,000,000 or greater	3	199,742,303.62	29.19%	50	4.3867	1.610216	2.2500 to 2.4999	2	35,509,623.14	5.19%	50	4.6785	2.384245
	Totals	52	684,269,658.89	100.00%	48	4.6634	1.430520	2.5000 to 2.7499	0	0.00	0.00%	0	0.0000	0.000000
								2.7500 to 3.9999	1	13,500,000.00	1.97%	49	4.3500	2.880000
								4.0000 or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	52	684,269,658.89	100.00%	48	4.6634	1.430520
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	11	31,374,816.24	4.59%	49	4.9280	NAP	Wisconsin	3	21,496,650.69	3.14%	49	4.6840	1.276846
Arkansas	1	2,917,753.59	0.43%	49	4.5100	1.470000	Totals	72	684,269,658.89	100.00%	48	4.6634	1.430520
California	5	93,675,179.62	13.69%	41	4.6412	1.587144
									Property Type³
Colorado	1	2,528,085.93	0.37%	50	4.8900	1.420000
Florida	2	21,237,761.64	3.10%	50	4.8376	1.707747		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Georgia	2	13,764,497.84	2.01%	47	5.0618	0.827544		Properties	Balance	Agg. Bal.			DSCR¹
Illinois	1	5,604,689.98	0.82%	50	4.9600	1.420000	Defeased	11	31,374,816.24	4.59%	49	4.9280	NAP
Indiana	2	34,613,422.06	5.06%	49	4.2849	1.732143	Industrial	5	111,110,468.18	16.24%	50	4.4134	1.732650
Iowa	1	16,573,366.47	2.42%	49	4.7350	1.360000	Lodging	8	91,617,578.01	13.39%	41	4.6535	0.853546
Louisiana	4	22,200,420.54	3.24%	50	4.8480	1.295543	Mobile Home Park	8	28,181,514.03	4.12%	50	4.8485	1.551617
Maryland	1	27,462,402.65	4.01%	48	4.8600	1.260000	Multi-Family	11	188,235,863.78	27.51%	49	4.6118	1.203765
Nevada	3	18,179,396.97	2.66%	49	4.5096	2.537657	Office	11	121,959,247.19	17.82%	49	4.7493	1.492489
New Jersey	1	20,000,000.00	2.92%	49	4.9900	(0.360000)	Retail	15	106,818,777.86	15.61%	50	4.7957	1.932256
New York	2	94,369,761.73	13.79%	50	4.3401	1.749543	Self Storage	3	4,971,392.54	0.73%	50	4.7100	0.640000
North Carolina	3	23,389,724.29	3.42%	50	4.9528	0.535389	Totals	72	684,269,658.89	100.00%	48	4.6634	1.430520
Ohio	9	36,425,010.71	5.32%	49	4.8586	1.633909
Oklahoma	2	7,108,077.38	1.04%	50	5.0500	1.390000
Pennsylvania	3	67,782,840.36	9.91%	49	4.7294	1.455860
South Carolina	1	6,053,397.86	0.88%	50	4.6600	1.620000
Tennessee	1	12,812,913.99	1.87%	49	4.5980	0.460000
Texas	6	25,868,245.13	3.78%	50	5.0478	1.327450
Utah	2	10,468,429.57	1.53%	50	5.0234	1.367829
Virginia	3	9,214,683.21	1.35%	49	4.9170	1.356095
Washington	1	1,648,129.38	0.24%	49	4.8300	1.740000
Washington, DC	1	57,500,000.00	8.40%	50	4.2280	1.440000

Note: Please refer to footnotes on the next page of the report.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	4	31,374,816.24	4.59%	49	4.9280	NAP	Defeased	4	31,374,816.24	4.59%	49	4.9280	NAP
	3.9999% or less	0	0.00	0.00%	0	0.0000	0.000000	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.0000% to 4.2499%	2	85,988,654.85	12.57%	50	4.1952	1.562584	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.2500% to 4.4999%	2	100,500,000.00	14.69%	50	4.2894	1.927761	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.5000% to 4.7499%	17	239,043,059.88	34.93%	46	4.6706	1.426959	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.7500% to 4.9999%	19	166,158,299.04	24.28%	49	4.8935	1.143751	49 months or greater	48	652,894,842.65	95.41%	48	4.6506	1.428469
	5.0000% or greater	8	61,204,828.88	8.94%	50	5.1463	1.199040	Totals	52	684,269,658.89	100.00%	48	4.6634	1.430520
	Totals	52	684,269,658.89	100.00%	48	4.6634	1.430520
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	4	31,374,816.24	4.59%	49	4.9280	NAP	Defeased	4	31,374,816.24	4.59%	49	4.9280	NAP
	60 months or less	48	652,894,842.65	95.41%	48	4.6506	1.428469	Interest Only	3	158,000,000.00	23.09%	50	4.2671	1.750253
	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000	298 months or less	45	494,894,842.65	72.32%	48	4.7731	1.325736
	Totals	52	684,269,658.89	100.00%	48	4.6634	1.430520	299 months to 337 months	0	0.00	0.00%	0	0.0000	0.000000
								338 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	52	684,269,658.89	100.00%	48	4.6634	1.430520
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	4	31,374,816.24	4.59%	49	4.9280	NAP				None
Underwriter's Information		2	28,767,256.83	4.20%	49	4.9703	1.342278
	12 months or less	44	590,997,107.89	86.37%	48	4.6576	1.414967
	13 months to 24 months	1	28,488,654.85	4.16%	49	4.1290	1.810000
	25 months or greater	1	4,641,823.08	0.68%	49	4.9900	1.340000
	Totals	52	684,269,658.89	100.00%	48	4.6634	1.430520
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 12 of 27

						Mortgage Loan Detail (Part 1)

			Prop									Original Adjusted		Beginning	Ending	Paid
			Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	Loan Group	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
2	10104322	1	IN	Brooklyn	NY	Actual/360	4.28025%	320,643.33	0.00	0.00	11/06/25	05/06/30	--	87,000,000.00	87,000,000.00	09/06/21
4	10104323	1	MF	Washington	DC	Actual/360	4.22825%	209,344.72	0.00	0.00	N/A	11/06/25	--	57,500,000.00	57,500,000.00	09/06/21
5	10104324	1	OF	Philadelphia	PA	Actual/360	4.72025%	224,798.80	66,311.94	0.00	N/A	10/06/25	--	55,308,615.56	55,242,303.62	09/06/21
6	10104325	1	RT	Los Angeles	CA	Actual/360	4.69025%	131,776.70	39,175.49	0.00	N/A	11/06/25	--	32,629,211.84	32,590,036.35	09/06/21
7	10101709	1	LO	Indianapolis	IN	Actual/360	4.12925%	101,448.70	44,015.95	0.00	N/A	10/06/25	--	28,532,670.80	28,488,654.85	08/06/21
8	10101034	1	MF	Fort Washington	MD	Actual/360	4.86025%	115,064.68	32,145.59	0.00	N/A	09/06/25	--	27,494,548.24	27,462,402.65	09/06/21
9	10104326	1	Various Various		Various	Actual/360	5.05025%	88,507.93	48,704.30	0.00	N/A	11/06/25	--	20,353,149.89	20,304,445.59	09/06/21
10	10104327	1	OF	Escondido	CA	Actual/360	4.60425%	79,997.57	34,888.32	0.00	N/A	10/06/25	--	20,178,193.63	20,143,305.31	09/06/21
11	10101985	1	LO	Commerce	CA	Actual/360	4.55025%	79,436.16	30,650.51	0.00	N/A	11/06/22	--	20,274,383.02	20,243,732.51	09/06/21
12	10104328	1	LO	Weehawken	NJ	Actual/360	4.99025%	85,938.89	0.00	0.00	N/A	10/06/25	--	20,000,000.00	20,000,000.00	10/06/20
13	10102454	1	MF	Tampa	FL	Actual/360	4.85025%	75,054.04	23,888.18	0.00	N/A	11/06/25	--	17,971,036.39	17,947,148.21	09/06/21
14	10104329	1	MF	Raeford	NC	Actual/360	4.87025%	68,442.30	26,760.56	0.00	N/A	11/06/25	--	16,320,611.82	16,293,851.26	08/06/21
15	10104330	1	OF	Torrance	CA	Actual/360	4.68025%	67,504.42	25,116.69	0.00	N/A	08/06/25	--	16,750,477.48	16,725,360.79	09/06/21
16	10104331	1	OF	Worthington	OH	Actual/360	4.89025%	65,778.12	25,667.42	0.00	N/A	10/06/25	--	15,621,165.41	15,595,497.99	09/06/21
17	10104332	1	MF	Ames	IA	Actual/360	4.73525%	67,656.45	19,828.47	0.00	N/A	10/06/25	--	16,593,194.94	16,573,366.47	11/06/19
19	10104333	1	MH	Various	Various	Actual/360	5.00025%	56,256.97	21,045.34	0.00	N/A	10/06/25	--	13,066,135.33	13,045,089.99	09/06/21
20	10104334	1	MF	Nashville	TN	Actual/360	4.59825%	50,819.27	22,215.52	0.00	N/A	10/06/25	--	12,835,129.51	12,812,913.99	09/06/21
21	10104335	1	LO	Austin	TX	Actual/360	4.69025%	52,067.06	12,892,318.31	0.00	N/A	10/06/20	--	12,892,318.31	0.00	09/01/21
22	10104336	1	RT	Las Vegas	NV	Actual/360	4.35025%	50,568.75	0.00	0.00	N/A	10/06/25	--	13,500,000.00	13,500,000.00	09/06/21
23	10104337	1	RT	Frisco	TX	Actual/360	5.29025%	55,619.10	15,925.11	0.00	N/A	11/06/25	--	12,209,815.47	12,193,890.36	08/06/21
25	10104338	1	MH	Various	Various	Actual/360	4.89025%	44,628.85	17,315.56	0.00	N/A	11/06/25	--	10,598,578.43	10,581,262.87	09/06/21
26	10104339	1	MF	Greenfield	WI	Actual/360	4.70125%	41,166.28	17,187.24	0.00	N/A	11/06/25	--	10,169,326.22	10,152,138.98	09/06/21
27	10104340	1	MF	Broussard	LA	Actual/360	4.72025%	42,221.76	14,180.95	0.00	N/A	11/06/25	--	10,388,076.24	10,373,895.29	09/06/21
28	10104341	1	IN	Westerville	OH	Actual/360	4.66225%	38,736.48	16,513.64	0.00	N/A	10/06/25	--	9,649,142.71	9,632,629.07	09/06/21
30	10101980	1	MF	Waupaca	WI	Actual/360	4.71025%	34,228.18	14,320.67	0.00	N/A	10/06/25	--	8,439,246.64	8,424,925.97	09/06/21
31	10098389	1	LO	Augusta	GA	Actual/360	4.89025%	32,509.57	19,528.35	0.00	N/A	06/06/25	--	7,720,460.50	7,700,932.15	09/06/21
32	10101983	1	RT	Red Lion	PA	Actual/360	4.91025%	30,690.51	11,816.27	0.00	N/A	11/06/25	--	7,258,776.92	7,246,960.65	09/06/21
33	10104343	1	MF	El Paso	TX	Actual/360	4.55025%	28,468.70	10,265.50	0.00	N/A	11/06/25	--	7,266,026.40	7,255,760.90	09/06/21

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential															Page 13 of 27

						Mortgage Loan Detail (Part 1)

			Prop									Original Adjusted		Beginning	Ending	Paid
			Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	Loan Group	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
34	10104344	1	MF	Houston	TX	Actual/360	5.40025%	29,785.02	9,522.14	0.00	N/A	11/06/25	--	6,405,380.11	6,395,857.97	09/06/21
36	10104345	1	LO	Atlanta	GA	Actual/360	5.28025%	27,611.00	9,234.21	0.00	N/A	11/06/25	--	6,072,799.91	6,063,565.70	09/06/21
37	10102420	1	MH	Indianapolis	IN	Actual/360	5.01025%	26,459.82	8,473.32	0.00	N/A	11/06/25	--	6,133,240.53	6,124,767.21	09/06/21
38	10104346	1	LO	Stony Creek	VA	Actual/360	4.96025%	24,010.75	9,120.79	0.00	N/A	10/06/25	--	5,621,662.80	5,612,542.01	09/06/21
39	10101846	1	MF	Clemson	SC	Actual/360	4.66025%	24,320.33	7,324.96	0.00	N/A	11/06/25	--	6,060,722.82	6,053,397.86	09/06/21
40	10104347	1	RT	Saint Charles	IL	Actual/360	4.96025%	23,969.40	7,291.81	0.00	N/A	11/06/25	--	5,611,981.79	5,604,689.98	09/06/21
41	10104348	1	OF	Shaker Heights	OH	Actual/360	5.08025%	21,198.99	7,647.68	0.00	N/A	11/06/25	--	4,846,098.45	4,838,450.77	09/01/21
42	10104349	1	RT	Philadelphia	PA	Actual/360	4.58025%	20,878.18	228.66	0.00	N/A	10/06/25	--	5,293,804.75	5,293,576.09	09/06/21
43	10104350	1	SS	Various	TX	Actual/360	4.71025%	20,190.76	6,809.67	0.00	N/A	11/06/25	--	4,978,202.21	4,971,392.54	09/06/21
44	10104351	1	MH	Las Vegas	NV	Actual/360	4.66825%	18,832.58	7,003.23	0.00	N/A	10/06/25	--	4,685,110.61	4,678,107.38	09/06/21
45	10104352	1	RT	Las Vegas	NV	Actual/360	4.97025%	20,054.60	6,562.20	0.00	N/A	10/06/25	--	4,685,959.17	4,679,396.97	09/06/21
46	10104353	1	MF	St George	UT	Actual/360	4.99025%	19,971.59	6,034.63	0.00	N/A	10/06/25	--	4,647,857.71	4,641,823.08	09/06/21
47	10104354	1	RT	Frisco	TX	Actual/360	4.78025%	17,742.76	5,812.81	0.00	N/A	11/06/25	--	4,310,564.91	4,304,752.10	09/06/21
48	10104355	1	RT	Houston	TX	Actual/360	5.02025%	19,033.71	4,909.27	0.00	N/A	11/06/25	--	4,403,119.40	4,398,210.13	09/06/21
49	10104356	1	MH	Fullerton	CA	Actual/360	4.73025%	16,208.46	6,691.01	0.00	N/A	11/06/25	--	3,979,435.67	3,972,744.66	09/06/21
50	10104357	1	RT	Chesapeake	VA	Actual/360	4.85025%	15,081.01	8,875.77	0.00	N/A	11/06/25	--	3,611,016.98	3,602,141.21	09/06/21
51	10104358	1	RT	Houma	LA	Actual/360	5.11025%	16,626.29	5,116.29	0.00	N/A	11/06/25	--	3,778,464.60	3,773,348.31	09/06/21
52	10104359	1	LO	Lumberton	NC	Actual/360	5.50025%	16,652.46	7,911.04	0.00	N/A	11/06/25	--	3,516,061.85	3,508,150.81	09/06/21
53	10104360	1	RT	New Lebanon	OH	Actual/360	4.98025%	14,713.69	7,689.84	0.00	N/A	10/06/25	--	3,431,098.53	3,423,408.69	09/06/21
54	10104361	1	OF	Creedmoor	NC	Actual/360	4.79425%	14,830.66	4,830.69	0.00	N/A	11/06/25	--	3,592,552.91	3,587,722.22	09/06/21
55	10104362	1	RT	Miami	FL	Actual/360	4.77025%	13,534.69	4,503.76	0.00	N/A	09/06/25	--	3,295,117.19	3,290,613.43	09/06/21
56	10104363	1	MH	Springfield	OH	Actual/360	4.83025%	12,227.56	4,883.05	0.00	N/A	10/06/25	--	2,939,907.24	2,935,024.19	09/06/21
57	10104364	1	MH	Plover	WI	Actual/360	4.55025%	11,459.10	5,104.57	0.00	N/A	10/06/25	--	2,924,691.36	2,919,586.79	09/06/21
58	10104365	1	RT	Hot Springs	AR	Actual/360	4.51025%	11,349.40	4,629.91	0.00	N/A	10/06/25	--	2,922,383.50	2,917,753.59	09/06/21
59	10104366	1	MH	Woodland	WA	Actual/360	4.83025%	6,866.25	2,742.01	0.00	N/A	10/06/25	--	1,650,871.39	1,648,129.38	09/06/21
Totals								2,802,983.35	13,648,739.20	0.00				697,918,398.09	684,269,658.89
(1) Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse			MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail			SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office			MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential															Page 14 of 27

					Mortgage Loan Detail (Part 2)

				Most Recent Most Recent Appraisal							Cumulative	Current
		Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Loan Group	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
2	1	9,778,754.64	5,018,756.37	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
4	1	4,101,144.04	1,967,136.54	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
5	1	5,163,969.07	2,885,062.87	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
6	1	4,074,960.84	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7	1	0.00	4,133,447.62	04/01/19	03/31/20	--	0.00	0.00	145,266.13	145,266.13	0.00	0.00
8	1	1,933,829.84	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9	1	2,481,955.77	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
10	1	2,158,106.47	1,119,891.22	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
11	1	1,280,664.98	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
12	1	0.00	(1,097,133.66)	10/01/19	09/30/20	--	0.00	0.00	85,691.23	927,190.64	0.00	0.00
13	1	2,132,780.26	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
14	1	214,621.79	0.00	--	--	--	0.00	0.00	95,089.30	95,089.30	0.00	0.00
15	1	1,388,150.65	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
16	1	2,497,956.85	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1	0.00	0.00	--	--	09/13/21	6,832,008.81	356,251.22	59,452.30	1,344,324.38	346,531.71	0.00
19	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
20	1	419,597.89	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1	1,825,750.17	881,296.50	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1	0.00	0.00	--	--	--	0.00	0.00	71,459.25	71,459.25	0.00	0.00
25	1	1,093,930.93	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1	848,392.64	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1	742,325.64	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
28	1	1,328,194.12	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
30	1	622,990.32	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
31	1	994,232.74	1,068,661.24	04/01/20	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
32	1	671,846.77	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
33	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance

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					Mortgage Loan Detail (Part 2)

				Most Recent Most Recent Appraisal							Cumulative	Current
		Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Loan Group	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
34	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
36	1	51,966.86	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
37	1	586,764.30	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
38	1	438,464.34	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
39	1	534,727.52	310,231.49	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
40	1	554,982.41	552,203.24	04/01/20	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
41	1	418,010.90	386,108.94	04/01/20	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
42	1	311,374.42	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
43	1	219,788.17	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
44	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
45	1	518,199.30	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
46	1	0.00	534,247.22	07/01/18	06/30/19	--	0.00	0.00	0.00	0.00	0.00	0.00
47	1	423,532.03	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
48	1	494,622.34	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
49	1	479,734.38	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
50	1	0.00	160,914.76	10/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
51	1	470,596.11	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
52	1	456,437.70	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
53	1	399,425.27	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
54	1	342,280.37	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
55	1	389,760.41	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
56	1	269,914.69	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
57	1	473,456.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
58	1	295,557.43	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
59	1	204,087.05	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals		54,087,838.42	17,920,824.35				6,832,008.81	356,251.22	456,958.21	2,583,329.70	346,531.71	0.00

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			Principal Prepayment Detail
				Unscheduled Principal	Prepayment Penalties
		Loan
Pros ID	Loan Number	Group	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
21	10104335	1	12,871,860.20	Disposition	0.00	0.00
Totals			12,871,860.20		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
09/17/21	0	0.00	0	0.00	2	36,573,366.47	1	0.00	1	16,573,366.47	0	0.00	0	0.00	1	12,871,860.20	4.663357%	4.646632%	48
08/17/21	0	0.00	0	0.00	3	65,125,865.74	1	12,892,318.31	1	16,593,194.94	0	0.00	0	0.00	0	0.00	4.663980%	4.647298%	48
07/16/21	0	0.00	0	0.00	3	65,189,473.69	1	12,912,694.13	1	16,612,942.89	0	0.00	0	0.00	0	0.00	4.664110%	4.647427%	49
06/17/21	0	0.00	0	0.00	3	65,258,296.43	1	12,934,666.31	1	16,634,789.70	0	0.00	0	0.00	1	12,000,000.00	4.664251%	4.647567%	50
05/17/21	0	0.00	0	0.00	3	65,321,413.65	1	12,954,871.79	1	16,654,368.74	0	0.00	0	0.00	0	0.00	4.645606%	4.628959%	50
04/16/21	1	6,111,094.36	0	0.00	3	65,389,763.21	0	0.00	1	16,676,052.74	0	0.00	0	0.00	0	0.00	4.645765%	4.629117%	51
03/17/21	1	3,804,774.89	0	0.00	3	65,452,393.28	0	0.00	1	16,695,464.22	0	0.00	0	0.00	0	0.00	4.645909%	4.629260%	52
02/18/21	1	12,312,802.49	0	0.00	3	65,531,240.47	0	0.00	1	16,721,368.06	0	0.00	0	0.00	0	0.00	4.646093%	4.629443%	53
01/15/21	0	0.00	1	20,000,000.00	2	45,593,345.83	0	0.00	1	16,740,595.53	1	12,000,000.00	0	0.00	0	0.00	4.646235%	4.629584%	54
12/17/20	0	0.00	0	0.00	2	45,655,221.20	0	0.00	1	16,759,744.92	0	0.00	0	0.00	0	0.00	4.646376%	4.629725%	55
11/18/20	0	0.00	1	28,941,358.54	1	16,781,014.75	0	0.00	1	16,781,014.75	0	0.00	0	0.00	1	70,967,319.81	4.646530%	4.629877%	56
10/19/20	2	41,359,499.16	0	0.00	1	16,800,000.00	0	0.00	1	16,800,000.00	0	0.00	0	0.00	0	0.00	4.589855%	4.573406%	52
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																		Page 18 of 27

					Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹ Advances		Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
7	10101709	08/06/21	0	B	145,266.13	145,266.13	9,901.22	28,532,670.80	09/29/20	9
12	10104328	10/06/20	10	3	85,691.23	927,190.64	0.00	20,000,000.00	01/06/21	13
14	10104329	08/06/21	0	B	95,089.30	95,089.30	0.00	16,320,611.82
17	10104332	11/06/19	21	3	59,452.30	1,344,324.38	1,722,969.81	16,800,000.00	11/14/18	7			09/29/20
23	10104337	08/06/21	0	B	71,459.25	71,459.25	898.32	12,209,815.47	04/30/19	13
Totals					456,958.21	2,583,329.70	1,733,769.35	93,863,098.09
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current					4 - Performing Matured Balloon		1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent		5 - Non Performing Matured Balloon		2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent		6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 19 of 27

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0		0	0
0 - 6 Months		0	0		0	0
7 - 12 Months		0	0		0	0
13 - 24 Months		20,243,733	20,243,733		0	0
25 - 36 Months		0	0		0	0
37 - 48 Months		55,179,309	55,179,309		0	0
49 - 60 Months		521,846,617	485,273,251	20,000,000		16,573,366
> 60 Months		87,000,000	87,000,000		0	0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Sep-21	684,269,659	647,696,292	0	0	20,000,000	16,573,366
Aug-21	697,918,398	619,900,214	0	0	61,424,989	16,593,195
Jul-21	698,692,091	620,589,924	0	0	61,489,225	16,612,943
Jun-21	699,531,462	621,338,499	0	0	61,558,173	16,634,790
May-21	712,298,541	634,022,255	0	0	61,621,917	16,654,369
Apr-21	713,131,535	616,653,998	6,111,094	0	73,690,390	16,676,053
Mar-21	713,892,053	619,638,169	3,804,775	0	73,753,645	16,695,464
Feb-21	714,857,321	623,991,537	12,312,802	0	61,831,613	16,721,368
Jan-21	715,618,209	624,983,267	0	20,000,000	53,894,347	16,740,596
Dec-20	716,368,531	645,651,938	0	0	53,956,848	16,759,745
Nov-20	717,185,374	646,380,236	0	28,941,359	25,082,765	16,781,015
Oct-20	788,978,981	705,717,108	41,359,499	0	25,102,375	16,800,000
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential							Page 20 of 27

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
7	10101709	28,488,654.85	28,532,670.80	53,200,000.00	12/01/20	3,159,472.62	1.81000	03/31/20	10/06/25	292
12	10104328	20,000,000.00	20,000,000.00	87,400,000.00	03/19/21	(1,475,290.66)	(0.36000)	09/30/20	10/06/25	292
17	10104332	16,573,366.47	16,800,000.00	14,500,000.00	08/17/21	1,480,837.06	1.36000	06/30/15	10/06/25	292
21	10104335	0.00	-	18,300,000.00	05/19/21	1,682,189.60	1.93000	12/31/19	10/06/20	292
23	10104337	12,193,890.36	12,209,815.47	18,500,000.00	08/29/15	1,190,089.89	1.31819	08/31/15	11/06/25	292
46	10104353	4,641,823.08	4,641,823.08	8,900,000.00	09/02/15	507,319.22	1.34000	06/30/19	10/06/25	292
Totals		81,897,734.76	82,184,309.35	200,800,000.00		6,544,617.73

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 21 of 27

					Specially Serviced Loan Detail - Part 2
				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
7	10101709	LO	IN	09/29/20	9
	Please refer to Servicer Reports for comments as they are too lengthy to include for this cycle.

12	10104328	LO	NJ	01/06/21	13
	Please refer to Servicer Reports for comments as they are too lengthy to include for this cycle.

17	10104332	MF	IA	11/14/18	7
	Please refer to Servicer Reports for comments as they are too lengthy to include for this cycle.

21	10104335	LO	TX	04/07/20	8
	Please refer to Servicer Reports for comments as they are too lengthy to include for this cycle.

23	10104337	RT	TX	04/30/19	13
	Please refer to Servicer Reports for comments as they are too lengthy to include for this cycle.

46	10104353	MF	UT	09/23/19	98
	Please refer to Servicer Reports for comments as they are too lengthy to include for this cycle.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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Modified Loan Detail
			Pre-Modification		Post-Modification				Modification	Modification
		Loan					Modification	Modification Booking	Closing	Effective
			Balance	Rate	Balance	Rate
Pros ID	Loan Number	Group					Code¹	Date	Date	Date
3	10098743	1	71,313,195.89	4.01633%	71,313,195.89 4.01633%		9	08/27/20	07/06/20	09/11/20
24	10101719	1	12,000,000.00	3.55003%	12,000,000.00 3.55003%		1	12/23/20	10/06/20	02/11/21
Totals			83,313,195.89		83,313,195.89
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction		8 - Other
2 - Amortization Change		6 - Capitalization on Interest		9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes		10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
3	10098743 11/18/20	71,098,942.87	0.00	71,684,444.80	613,737.65	71,684,444.80	71,070,707.15	17,648.64	0.00	202.39	17,446.25	0.02%
21	10104335 09/17/21	12,892,318.31	18,300,000.00	14,618,280.25	1,725,961.94	14,618,280.25	12,892,318.31	0.00	0.00	0.00	0.00	0.00%
24	10101719 06/17/21	12,000,000.00	29,800,000.00	12,273,661.69	214,599.18	12,273,661.69	12,059,062.51	0.00	0.00	0.00	0.00	0.00%
Current Period Totals		12,892,318.31	18,300,000.00	14,618,280.25	1,725,961.94	14,618,280.25	12,892,318.31	0.00	0.00	0.00	0.00
Cumulative Totals		95,991,261.18	48,100,000.00	98,576,386.74	2,554,298.77	98,576,386.74	96,022,087.97	17,648.64	0.00	202.39	17,446.25

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
3	10098743	12/17/20	0.00	0.00	17,446.25	0.00	0.00	(202.39)	0.00	0.00	17,446.25
		11/18/20	0.00	0.00	17,648.64	0.00	0.00	17,648.64	0.00	0.00
21	10104335	09/17/21	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
24	10101719	06/17/21	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	17,446.25	0.00	0.00	17,446.25	0.00	0.00	17,446.25

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				Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
7	0.00	0.00	6,142.45	0.00	0.00	0.00	0.00	0.00	2.68	0.00	0.00	0.00
12	0.00	0.00	4,305.56	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
17	0.00	0.00	3,572.15	0.00	0.00	27,827.15	0.00	0.00	0.00	0.00	0.00	0.00
21	0.00	0.00	(58,734.15)	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
23	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
46	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
52	0.00	0.00	0.00	0.00	245.64	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	(37,713.99)	0.00	245.64	27,827.15	0.00	0.00	2.68	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		(9,638.52)

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Supplemental Notes
None

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